Contracts And Agreements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Agreements [Line Items]
Revenue from grants	$ 148,054	$ 1,267,036
Agreement One [Member]
Agreements [Line Items]
Contract awarded	450,000
Contract paid	225,000	225,000
Patheon [Member]
Agreements [Line Items]
Agreement expense	0	2,556,278
Option Agreement [Member]
Agreements [Line Items]
Revenue from grants	$ 0	$ 0